UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 13, 2015 to September 14, 2015

Commission File Number of Issuing entity:	333-191331-06

GS Mortgage Securities Trust 2014-GC26
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company Cantor Commercial Real Estate Lending L.P. Citigroup Global Markets Realty Corp. MC-Five Mile Commercial Mortgage Finance LLC Starwood Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3951634 38-3951635
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street, Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7459
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-5	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
C	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On September 14, 2015 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC26. The distribution report is attached as an Exhibit to this form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2014-GC26 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 13, 2015 to September 14, 2015.

The Depositor has filed a Form ABS-15G on February 13, 2015. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ('GSMC'), one of the sponsors, has filed a Form ABS-15G on August 14, 2015. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on February 05, 2015. The CIK number of CCRE is 0001558761. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 17, 2015. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 10, 2015. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Capital LLC (Starwood), one of the sponsors, has filed a Form ABS-15G on February 13, 2015. The CIK number of Starwood is 0001548405. There is no new activity to report at this time.

PART II - OTHER INFORMATION

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC26, relating to the September 14, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: September 22, 2015	/s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2014-GC26, relating to the September 14, 2015 distribution.